Income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details
Loss before taxes	€ (24,238)	€ (8,939)	€ (4,917)
Tax benefts at tax rate	7,560	2,729	1,501
Tax losses for which no deferred income tax asset was recognized	(7,560)	(2,729)	(1,501)
Income taxes	€ 0	€ 0	€ 0